Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended	60 Months Ended	61 Months Ended	81 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Without Sales Load [Member] | C000003068
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%		5.46%			4.34%
Without Sales Load [Member] | C000003069
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%		5.18%			4.08%
Without Sales Load [Member] | C000003070
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%		1.07%			1.75%
Without Sales Load [Member] | C000003071
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%		0.87%			1.53%
Without Sales Load [Member] | C000201585
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%		2.20%		3.71%
Without Sales Load [Member] | C000201586
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%		1.99%		3.49%
Without Sales Load [Member] | C000058169
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%		1.97%			1.62%
Without Sales Load [Member] | C000003063
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%		2.27%			1.92%
Without Sales Load [Member] | C000003064
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%		2.07%			1.72%
Without Sales Load [Member] | C000003074
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%		5.01%			3.14%
Without Sales Load [Member] | C000003075
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%		4.80%			2.89%
Without Sales Load [Member] | C000228997
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%	0.53%
Without Sales Load [Member] | C000228996
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	0.46%
Without Sales Load [Member] | C000058170
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%		(0.49%)			1.18%
Without Sales Load [Member] | C000003065
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%		(0.16%)			1.52%
Without Sales Load [Member] | C000218401
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%		(0.19%)	(0.78%)
Without Sales Load [Member] | C000003066
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%		(0.35%)			1.29%
Without Sales Load [Member] | C000102908
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%		(0.07%)			1.59%
Without Sales Load [Member] | C000003072
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%		2.25%			1.80%
Without Sales Load [Member] | C000003073
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%		2.04%			1.64%
Without Sales Load [Member] | C000105186
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%		3.90%			2.80%
Without Sales Load [Member] | C000105185
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%		3.63%			2.50%
Without Sales Load [Member] | C000218402
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%		3.96%	2.46%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%		0.32%			1.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)		1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)		1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(1.29%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(1.29%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)	(0.67%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		(0.40%)	(0.67%)
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%		7.28%			5.01%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%		7.28%			5.01%
Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%		0.86%			1.81%
Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%		0.86%			1.81%
Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%		2.34%		2.97%
Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%		2.34%		2.97%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%		1.16%			1.50%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%		1.16%			1.50%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%		1.16%			1.50%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%		4.60%			3.90%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%		4.60%			3.90%
Bloomberg U.S. Morgage-Backed Securities (MBS) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	(1.08%)
Bloomberg U.S. Morgage-Backed Securities (MBS) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	(1.08%)
ICE BofA 1-Year U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		1.88%			1.73%
ICE BofA 1-Year U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		1.88%			1.73%
Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%		2.60%			1.86%
Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%		2.60%			1.86%
Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%		2.60%	2.61%